ORGANIZATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2013
Deferred Cost Of Reinsurance [Line Items]
Amortization of deferred cost of reinsurance	$ 8	$ 4	$ 0
Transferred Or Ceded Assets (Net of Ceding commissions [Abstract]
Fixed Maturities	878	713
Cash	47	139	151	61
Policy Loans	151	142
Transferred Liabilities [Abstract]
Future policy benefits and other policyholders liabilities	389	323
Accelerated Amortization Of Assets And Liabilities [Abstract]
Value of business acquired	7	18
Deferred policy acquisition costs	292	218
Deferred cost of reinsurance	71	91
Protective Life [Member]
Deferred Cost Of Reinsurance [Line Items]
Ceding commission					370
Transferred Or Ceded Assets (Net of Ceding commissions [Abstract]
Fixed Maturities					1,102
Cash					74
Policy Loans					132
Total assets transferred or ceded (net of ceding commission)					1,308
Transferred Liabilities [Abstract]
Future policy benefits and other policyholders liabilities					1,334
Amounts due to reinsurer					40
Total liabilities transferred					1,374
Accelerated Amortization Of Assets And Liabilities [Abstract]
Value of business acquired					117
Deferred policy acquisition costs					71
Initial fee liability					(27)
Net accelerated amortization of assets and liabilities					161
Deferred cost of reinsurance	$ 4	$ 8			$ 95